Risk management - Wholesale Banking: Forborne portfolio by economic sector (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Forborne assets	€ 13,089	€ 16,438
Percentage of forborne assets concentrated in main economic sectors	67.00%
Forbearance
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	€ (3,300)
USA | Forbearance
Disclosure of credit risk exposure [line items]
Percentage of forborne assets	13.60%	11.50%
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 6,063	€ 8,359
Wholesale Banking | Forbearance
Disclosure of credit risk exposure [line items]
Forborne assets	€ 6,100	€ 8,400
Percentage of forborne assets	1.80%	2.70%
Increase (decrease) of forborne assets	€ (2,300)
Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets	788	€ 1,239
Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	1,320	2,000
Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets	315	1,073
Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Forborne assets	866	1,082
Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Forborne assets	284	697
Wholesale Banking | Automotive
Disclosure of credit risk exposure [line items]
Forborne assets	138	172
Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Forborne assets	510	469
Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets	145	255
Wholesale Banking | Retail
Disclosure of credit risk exposure [line items]
Forborne assets	282	302
Wholesale Banking | Chemicals, Health & Pharmaceuticals
Disclosure of credit risk exposure [line items]
Forborne assets	571	191
Wholesale Banking | Builders & Contractors
Disclosure of credit risk exposure [line items]
Forborne assets	133	168
Wholesale Banking | Other
Disclosure of credit risk exposure [line items]
Forborne assets	712	710
Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 7,026	8,080
Percentage of forborne assets	1.40%
Retail Banking | Forbearance
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	€ (1,100)
Retail Benelux | Private Individuals
Disclosure of credit risk exposure [line items]
Percentage of forborne assets	50.50%
Of which: performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 8,047	10,853
Of which: performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,919	5,880
Of which: performing | Wholesale Banking | Forbearance
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	(2,000)
Of which: performing | Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets	321	603
Of which: performing | Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	1,254	1,917
Of which: performing | Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets	175	868
Of which: performing | Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Forborne assets	465	543
Of which: performing | Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Forborne assets	254	665
Of which: performing | Wholesale Banking | Automotive
Disclosure of credit risk exposure [line items]
Forborne assets	98	125
Of which: performing | Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Forborne assets	255	255
Of which: performing | Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets	74	176
Of which: performing | Wholesale Banking | Retail
Disclosure of credit risk exposure [line items]
Forborne assets	104	227
Of which: performing | Wholesale Banking | Chemicals, Health & Pharmaceuticals
Disclosure of credit risk exposure [line items]
Forborne assets	559	168
Of which: performing | Wholesale Banking | Builders & Contractors
Disclosure of credit risk exposure [line items]
Forborne assets	72	94
Of which: performing | Wholesale Banking | Other
Disclosure of credit risk exposure [line items]
Forborne assets	287	240
Of which: performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	4,128	4,973
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,042	5,585
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,144	2,478
Of which: non-performing | Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Forborne assets	467	636
Of which: non-performing | Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Forborne assets	66	84
Of which: non-performing | Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Forborne assets	139	205
Of which: non-performing | Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Forborne assets	401	539
Of which: non-performing | Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Forborne assets	30	32
Of which: non-performing | Wholesale Banking | Automotive
Disclosure of credit risk exposure [line items]
Forborne assets	40	46
Of which: non-performing | Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Forborne assets	255	214
Of which: non-performing | Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Forborne assets	71	80
Of which: non-performing | Wholesale Banking | Retail
Disclosure of credit risk exposure [line items]
Forborne assets	178	76
Of which: non-performing | Wholesale Banking | Chemicals, Health & Pharmaceuticals
Disclosure of credit risk exposure [line items]
Forborne assets	11	23
Of which: non-performing | Wholesale Banking | Builders & Contractors
Disclosure of credit risk exposure [line items]
Forborne assets	61	74
Of which: non-performing | Wholesale Banking | Other
Disclosure of credit risk exposure [line items]
Forborne assets	425	469
Of which: non-performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 2,898	€ 3,107